Investments - Schedule of investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Disclosure of Investments [Abstract]
Marketable securities	$ 9,001	$ 21,016
Equity securities of private companies	467	429
Funds	2,654	2,691
Investments, Total	$ 12,122	$ 24,136